Note 7 - Leases - Lease Expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019
Lease cost:
Amortization of right of use asset	$ 4,335
Interest on lease liabilities	1,353
Finance lease cost	5,688
Operating lease cost	30,190
Total lease cost	35,878
Operating cash flows from finance leases	1,353
Operating cash flows from operating leases	29,845
Financing cash flows from finance leases	6,437
Total	37,635
Right-of-use assets obtained in exchange for new finance lease liabilities	4,424
Right-of-use assets obtained in exchange for new operating lease liabilities	$ 6,419
Financing leases (Year)	5 years 109 days
Operating leases, lease term (Year)	3 years 292 days
Financing leases	4.10%
Operating leases, discount rate	4.50%